Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and supplies	$ 53,566	$ 51,524
Work in progress	81,243	33,068
Finished goods	0	244
Inventory reserves	(6,920)	(10,403)
Total Balance	$ 127,889	$ 74,433